Cover	Sep. 28, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 28, 2026
Entity File Number	001-41759
Entity Registrant Name	SURF AIR MOBILITY INC.
Entity Central Index Key	0001936224
Entity Tax Identification Number	36-5025592
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	5080 Spectrum Drive, STE 250W
Entity Address, City or Town	Addison
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75001
City Area Code	424
Local Phone Number	332-5480
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	SRFM
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false